Operating Segments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Operating Segments
5.	OPERATING SEGMENTS

The operating segments of the Company reflect their management and their organizational structure, used to monitoring its results.

The Company also operates in the markets of gas and telecommunications, through its subsidiaries Gasmig and Cemig Telecom (see Note 1), and other businesses which are not material to its results of its operations. These segments are reflected in the Company’s management, organizational structure, and monitoring of results.

The tables below show segment information for 2017, 2016 and 2015:

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017
	ELECTRICITY
	GENERATION	TRANSMISSION	DISTRIBUTION	TELECOMS	GAS	OTHER	ELIMINATIONS	TOTAL
SEGMENT ASSETS	14,366	3,955	20,021	347	2,000	1,582	(32)	42,239
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES	4,723	1,122	1,918	—	—	29	—	7,792
ADDITIONS TO THE SEGMENT	308	—	1,083	47	56	1	—	1,495
ADDITIONS TO FINANCIAL ASSETS	—	25	—	—	—	—	—	25
NET REVENUE	7,190	777	12,312	127	1,482	112	(288)	21,712
COST OF ELECTRICITY AND GAS
Electricity bought for resale	(4,209)	—	(6,783)	—	—	—	73	(10,919)
Charges for use of the national grid	(353)	—	(1,002)	—	—	—	181	(1,174)
Gas bought for resale	—	—	—	—	(1,071)	—	—	(1,071)

Operational costs, total	(4,562)	—	(7,785)	—	(1,071)	—	254	(13,164)
OPERATING COSTS AND EXPENSES
Personnel	(281)	(106)	(1,123)	(20)	(56)	(41)	—	(1,627)
Employees’ and managers’ profit sharing	(1)	—	(3)	—	—	(1)	—	(5)
Post-retirement obligations	39	19	180	—	—	(9)	—	229
Materials	(11)	(4)	(43)	—	(2)	(1)	—	(61)
Raw materials and inputs for production of electricity	(10)	—	—	—	—	—	—	(10)
Outsourced services	(127)	(31)	(785)	(28)	(17)	(16)	30	(974)
Depreciation and amortization	(176)	—	(567)	(35)	(71)	(1)	—	(850)
Operating provisions (reversals)	(139)	(10)	(469)	(1)	(2)	(233)	—	(854)
Construction costs	—	(25)	(1,045)	—	(49)	—	—	(1,119)
Other operating expenses, net	(117)	(11)	(408)	(23)	(15)	187	4	(383)

Total cost of operation	(823)	(168)	(4,263)	(107)	(212)	(115)	34	(5,654)
OPERATING COSTS AND EXPENSES	(5,385)	(168)	(12,048)	(107)	(1,283)	(115)	288	(18,818)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)	1,805	609	264	20	199	(3)	—	2,894
Equity in earnings of unconsolidated investees, net	(519)	234	42	(2)	—	(7)	—	(252)
Finance income	226	9	397	3	49	120	—	804
Finance expenses	(1,161)	(3)	(815)	(15)	(43)	237	—	(1,800)

INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAXES	351	849	(112)	6	205	347	—	1,646
Income and Social Contribution taxes	(257)	(189)	31	(3)	(71)	(155)	—	(644)

NET INCOME (LOSS) FOR THE YEAR	94	660	(81)	3	134	192	—	1,002

OTHER COMPREHENSIVE INCOME
Items that will not be reclassified to profit or loss
Post retirement liabilities – restatement of obligations of the defined benefit plans, net of taxes	(47)	(23)	(145)	—	—	(46)	—	(261)
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity, net of tax	—	—	—	—	—	(3)	—	(3)

	(47)	(23)	(145)	—	—	(49)	—	(264)
Items that may be reclassified to profit or loss
Equity gain on Other comprehensive income, in subsidiary and jointly-controlled entity, relating to fair value of financial asset available for sale, net of tax	(34)	—	—	—	—	(4)	—	(38)

	(34)	—	—	—	—	(4)	—	(38)

COMPREHENSIVE INCOME FOR THE YEAR	13	637	(226)	3	134	139	—	700

Controlling shareholders	13	637	(226)	3	133	139	—	699
Non-controlling shareholder	—	—	—	—	1	—	—	1

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016
	ELECTRICITY
	GENERATION	TRANSMISSION	DISTRIBUTION	TELECOMS	GAS	OTHER	ELIMINATIONS	TOTAL
SEGMENT ASSETS	14,414	4,267	18,166	338	2,737	2,389	(276)	42,035
ADDITIONS TO THE SEGMENT	916	—	1,602	163	56	—	—	2,737
ADDITIONS TO FINANCIAL ASSETS	2,217	54	—	—	—	—	—	2,271
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES	5,292	1,670	1,754	18	—	19	—	8,753
NET REVENUE	5,875	1,113	10,597	125	1,181	116	(234)	18,773
COST OF ELECTRICITY AND GAS	—	—	—	—	—	—	—	—
Electricity bought for resale	(3,071)	—	(5,260)	—	—	—	59	(8,272)
Charges for use of the national grid	(321)	—	(760)	—	—	—	134	(947)
Gas bought for resale	—	—	—	—	(877)	—	—	(877)

Operating costs, total	(3,392)	—	(6,020)	—	(877)	—	193	(10,096)
OPERATING COSTS AND EXPENSES	—	—	—	—	—	—	—	—
Personnel	(271)	(111)	(1,147)	(23)	(47)	(45)	—	(1,644)
Employees’ and managers’ profit sharing	(1)	—	(10)	(1)	—	4	—	(8)
Post-retirement obligations	(54)	(23)	(231)	—	—	(37)	—	(345)
Materials	(11)	(3)	(42)	—	(2)	—	—	(58)
Outsourced services	(129)	(30)	(674)	(23)	(16)	(32)	37	(867)
Depreciation and amortization	(202)	—	(525)	(38)	(54)	(16)	—	(835)
Operating provisions (reversals)	(88)	(10)	(544)	(4)	—	(67)	—	(713)
Construction costs	—	(54)	(1,102)	—	(37)	—	—	(1,193)
Other operating expenses, net	(57)	(13)	(395)	11	(8)	313	4	(145)

Total cost of operation	(813)	(244)	(4,670)	(78)	(164)	120	41	(5,808)
OPERATING COSTS AND EXPENSES	(4,205)	(244)	(10,690)	(78)	(1,041)	120	234	(15,904)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)	1,670	869	(93)	47	140	236	—	2,869
Equity in earnings of unconsolidated investees, net	(448)	362	(180)	(31)	—	(5)	—	(302)
Adjustment for loss of value in Investments	(763)	—	—	—	—	—	—	(763)
Finance income	190	7	743	4	15	82	—	1,041
Finance expenses	(1,320)	(4)	(1,078)	(9)	(49)	(18)	—	(2,478)

INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAXES	(671)	1,234	(608)	11	106	295	—	367
Income tax and the Social Contribution tax	(24)	5	103	(6)	(8)	(103)	—	(33)

NET INCOME (LOSS) FOR THE YEAR	(695)	1,239	(505)	5	98	192	—	334
OTHER COMPREHENSIVE INCOME
Items that will not be reclassified to profit or loss
Post retirement liabilities – restatement of obligations of the defined benefit plans, net of taxes	(92)	—	(380)	—	—	(43)	—	(515)
Equity gain (loss) on Other comprehensive income in jointly-controlled entities	—	—	—	—	—	4	—	4
Items that may be reclassified to profit or loss
Conversion adjustment of equity gain (loss) in other comprehensive income in subsidiary and jointly-controlled entity	—	—	—	—	—	(3)	—	(3)
Recycling of conversion adjustments to the Income statement arising from sale of Transchile	—	(39)	—	—	—	—	—	(39)

COMPREHENSIVE INCOME FOR THE YEAR	(787)	1,200	(885)	5	98	150	—	(219)
Total of comprehensive income for the year attributed to:

Controlling shareholders	(787)	1,200	(885)	5	98	150	—	(219)
Non-controlling shareholder	—	—	—	—	—	—	—	—

OPERATING SEGMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2015
ITEM	GENERATION	TRANSMISSION	DISTRIBUTION	TELECOM	GAS	OTHER (*)	ELIMINATIONS	TOTAL
SEGMENT ASSETS	13,382	4,880	17,738	317	2,530	2,986	(976)	40,857
ADDITIONS TO THE SEGMENT	577	—	1,044	42	62	1	—	1,726
ADDITIONS TO FINANCIAL ASSETS		146						146
INVESTMENTS IN ASSOCIATES AND JOINTLY-CONTROLLED ENTITIES	5,751	2,423	1,547	—	—	24	—	9,745
NET REVENUE	7,047	519	12,962	123	1,395	90	(268)	21,868
OPERATING COSTS
Electricity purchased for resale	(2,669)	—	(6,993)	—	—	—	120	(9,542)
Charges for the use of the national grid	(297)	—	(814)	—	—		112	(999)
Gas purchased for resale	—	—	—	—	(1,051)	—	—	(1,051)

	(2,966)	—	(7,807)	—	(1,051)		232	(11,592)
OTHER COSTS
Personnel	(224)	(113)	(1,000)	(15)	(43)	(40)	—	(1,435)
Employees’ and managers’ profit sharing	(24)	(12)	(95)	(2)	—	(4)	—	(137)
Post-retirement liabilities	(21)	(10)	(121)	—	—	(4)	—	(156)
Materials	(95)	(5)	(52)	—	(2)	—	—	(154)
Outsourced services	(143)	(37)	(697)	(25)	(15)	(13)	31	(899)
Depreciation and amortization	(273)	—	(444)	(49)	(54)	(15)	—	(835)
Operating provisions (reversals)	(109)	2	(209)	(1)	—	(1,084)	—	(1,401)
Construction costs	—	(146)	(1,044)	—	(62)	—	—	(1,252)
Other operating expenses. net	(62)	(16)	(283)	(20)	(9)	(42)	5	(426)

Total cost of operation	(951)	(337)	(3,945)	(112)	(185)	(1,202)	36	(6,695)
TOTAL COSTS AND EXPENSES	(3,917)	(337)	(11,752)	(112)	(1,236)	(1,202)	268	(18,287)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)	3,130	182	1,210	11	159	(1,112)		3,581
Equity in earnings of unconsolidated investees, net	17	410	(6)	(28)	—	—	—	393
Fair value results in Corporate Operation	729	—	—	—	—	—	—	729
Finance income	199	22	543	4	23	73		863
Finance expenses	(984)	(7)	(1,130)	(6)	(42)	(35)	—	(2,204)

Income before income tax and social contribution taxes	3,091	607	617	(19)	140	(1,074)	—	3,362

Income and social contribution taxes	(836)	(71)	(256)	(16)	(23)	309	—	(893)

NET INCOME (LOSS) FOR THE YEAR	2,255	536	361	(35)	117	(765)	—	2,469

OTHER COMPREHENSIVE INCOME
Items that will not be reclassified to profit or loss
Post retirement liabilities – restatement of obligations of the defined benefit plans, net of taxes	(84)	—	(170)	—	—	(106)	—	(360)
Equity gain (loss) on Other comprehensive income in jointly-controlled entities	—	—	—	—	—	(1)	—	(1)
Items that may be reclassified to profit or loss
Equity gain (loss) on Other comprehensive income in jointly-controlled entities	14	—	—	—	—	40	—	54

COMPREHENSIVE INCOME FOR THE YEAR	2,171	536	194	(35)	117	(821)	—	2,162

Total of comprehensive income for the year attributed to:
Controlling shareholders	2,171	536	194	(35)	117	(821)	—	2,162
Non-controlling shareholder	—	—	—	—	—	—	—	—

(*)	The expense of R$ 1,084 recorded as operating provisions in the Others column refers substantially to expenses on the option to purchase investments held by the parent company and described in Note 15.